INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%
Federal operating loss carryforward	$ 17,416,000
State operating loss carryforward	10,546,000
State operating loss carryforward indefinitely	7,173,000
Penalties	$ 92,000	$ 86,000